Net investment in lease - Additional Information (Detail)	1 Months Ended				6 Months Ended	12 Months Ended
	Feb. 29, 2020	Jan. 31, 2020 Vessel	Dec. 31, 2019 Vessel	Nov. 30, 2019 Vessel	Jan. 31, 2018 Vessel TEU	Dec. 31, 2020 USD ($)
Leases [Line Items]
Number of vessels				6	5
Capacity in TEUs | TEU					11,000
Term of agreement					17 years
Number of vessels delivered		1	5
Number of vessels acquired				6
Extended leases term	6 years
Impact on bareboat charters modification						In February 2020, the bareboat charters for the six vessels acquired in November 2019 were modified to extend the terms of the leases by six years, with similar purchase options. As a result of the modification, it was determined that the customer is no longer reasonably certain to exercise the purchase options and these leases were reclassified as operating leases.
MSC [Member]
Leases [Line Items]
Purchase price per vessel | $						$ 32,000,000